Acquisitions and Divestitures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Apr. 08, 2011	Dec. 31, 2010	Jun. 04, 2010	May 01, 2012 Undisclosed Seller Acquisition [Member]	Sep. 28, 2012 Goodrich Acquisition [Member]	Jul. 13, 2012 Menemsha Acquisition [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Jan. 28, 2010 Moxa Arch Acquisition [Member]	Sep. 09, 2010 Kerry Acquisition [Member]	Dec. 23, 2010 Young Acquisition [Member]	Dec. 31, 2010 Tanos April & December Acquisitions [Member]
Fair value of third party assets acquired and liabilities assumed
Oil and gas properties	$ 90,351	$ 307,185	$ 6,000	$ 15,397	$ 36,865	$ 91,187	$ 75,114	$ 80,591	$ 63,584	$ 19,844	$ 27,810	$ 79,105
Other liabilities	(420)
Prepaid expenses and other current assets						425
Accounts receivable												913
Revenues payable						(875)						(679)
Other property and equipment		1,046										250
Suspense liabilities assumed		(1,659)
Environmental liabilities assumed		(968)
Asset retirement obligations	(4,178)	(3,653)			(321)	(161)	(408)	(4,558)	(700)	(316)	(966)	(2,630)
Accrued Liabilities					(83)	(153)
Prepaid assets				450
Net Purchase price				14,119		90,400
Assumed liabilities				(1,728)
Total identifiable net assets	$ 85,753	$ 301,951			$ 36,461	$ 90,423	$ 74,706	$ 76,033	$ 62,884	$ 19,528	$ 26,844	$ 76,959